Vessels and Equipment - Drydocking activity (Details) - Vessels & Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Drydocking activity
Balance at the beginning of the year	$ 13,458	$ 17,106
Costs incurred for dry docking	17,614	4,235
Costs allocated to drydocking as part of acquisition of asset	2,133
Drydock amortization	(8,610)	(7,883)
Balance at the end of the year	$ 24,595	$ 13,458